24. LOANS, FINANCING AND DEBENTURES (Detaills 6) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure loans financings and debentures [abstract]
Costs of loans and financing		R$ 1,250	R$ 1,287	R$ 1,604
Financing costs on intangible assets and contract assets	[1],[2]	(23)	(30)	(71)
Net effect in Profit or loss		R$ 1,227	R$ 1,257	R$ 1,533

[1]	The average capitalization rate p.a. in 2019 was 6.79% (9.64% in 2018 and 14.28% in 2017).
[2]	This refers to the credits recognized by the wholly-owned subsidiaries Sa Carvalho, Cemig Geracao Distribuida, Cemig Geracao Poco Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..